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                            Russell Insurance Funds

                       Supplement Dated October 30, 2000

                  To the Statement of Additional Information

         Dated May 1, 2000 as Supplemented through September 29, 2000

     The following information restates the section entitled "Money Manager Information" for the Multi-Style Equity, Aggressive Equity and Real Estate Securities Funds in their entirety in the Statement of Additional Information of Frank Russell Investment Company.

                           MONEY MANAGER INFORMATION

                            Multi-Style Equity Fund

     Alliance Capital Management L.P. is a limited partnership owned (i) 35.3% by Alliance Capital Management Holding L.P., a publicly traded limited partnership and (ii) approximately 62.5% by AXA Financial, Inc. ("AXA Financial"). AXA Financial is controlled by AXA, a publicly traded insurance holding company. AXA Financial's indirect wholly-owned subsidiary, Alliance Capital Management Corporation is the general partner of Alliance Capital Management L.P. and Alliance Capital Management Holding L.P.

     Barclays Global Fund Advisors N.A. is a wholly-owned subsidiary of Barclays Global Investors, N.A.

     Peachtree Asset Management is a division of SSB Citi Fund Management LLC. SSB Citi Fund Management LLC is 100% owned by Salomon Smith Barney Holdings, Inc. which is a wholly owned subsidiary of Citigroup Inc.

     Strong Capital Management, Inc. is a corporation controlled by Richard S. Strong.

     Turner Investment Partners Inc. is a corporation controlled by Robert E. Turner.

     Westpeak Investment Advisors, L.P. ("Westpeak") is a limited partnership that is a wholly-owned subsidiary of Nvest Holdings, Inc. ("Nvest Holdings"). Nvest Holdings is a wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies owns the entire limited partnership interest in Westpeak. Nvest Companies' general partner, CDCAM North America, LLC is a wholly-owned subsidiary of CDCAM North America Corporation ("CDCAM NA"). CDCAM NA is the sole limited partner of Nvest Companies. CDCAM NA is a wholly-owned subsidiary of CDC Asset Management, a French company ("CDCAM"). CDCAM is majority-owned by CDC Finance and indirectly owned, through CDC Finance, Caisse Nationale des Caisses D'Epargne and CNP Assurances, by Caisse des Depots et Consignations ("CDC"). CDC is wholly-owned by the French Government.


                          Real Estate Securities Fund

     AEW Management and Advisors, L.P. (formerly, AEW Capital Management, L.P.) is a limited partnership that is a wholly-owned subsidiary of AEW Capital Management, L.P., which in turn is a wholly-owned subsidiary of Nvest
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Holdings, Inc. ("Nvest Holdings"). Nvest Holdings is a wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies owns the entire limited partnership interest in AEW. Nvest Companies' general partner, CDCAM North America, LLC is a wholly-owned subsidiary of CDCAM North America Corporation ("CDCAM NA"). CDCAM NA is the sole limited partner of Nvest Companies. CDCAM NA is a wholly-owned subsidiary of CDC Asset Management, a French company ("CDCAM"). CDCAM is majority-owned by CDC Finance and indirectly owned, through CDC Finance, Caisse Nationale des Caisses D'Epargne and CNP Assurances, by Caisse des Depots et Consignations ("CDC"). CDC is wholly-owned by the French Government.

     Cohen & Steers Capital Management is a corporation whose two principals, Robert H. Steers and Martin Cohen, control the corporation within the meaning of the 1940 Act.

     Security Capital Global Capital Management Group Incorporated is an indirect, wholly-owned subsidiary of Security Capital, a publicly traded corporation.